SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Total	10,300,000	10,300,000	10,300,000
Commom Stock Warrant [Member]
Total	10,300,000	10,300,000	10,300,000